Operating and Geographic Segmentation (Tables)	12 Months Ended
Oct. 31, 2022
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Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	2022 Total
Net interest income (2)	7,449	5,037	1,188	3,197	(986)	15,885
Non-interest revenue	2,419	1,265	3,336	2,975	7,830	17,825
Total Revenue	9,868	6,302	4,524	6,172	6,844	33,710
Provision for (recovery of) credit losses on impaired loans	432	107	2	(32)	(7)	502
Provision for (recovery of) credit losses on performing loans	(91)	(90)	(4)	(11)	7	(189)
Total provision for (recovery of) credit losses	341	17	(2)	(43)	–	313
Insurance claims, commissions and changes in policy benefit liabilities	–	–	(683)	–	–	(683)
Depreciation and amortization	516	424	258	282	–	1,480
Non-interest expense	3,833	2,619	3,306	3,573	1,383	14,714
Income before taxes	5,178	3,242	1,645	2,360	5,461	17,886
Provision for income taxes	1,352	745	394	588	1,270	4,349
Reported net income	3,826	2,497	1,251	1,772	4,191	13,537
Average assets (3)	292,087	145,187	50,488	404,728	180,007	1,072,497

	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	2021 Total
Net interest income (2)	6,561	4,268	982	3,115	(616)	14,310
Non-interest revenue	2,225	1,243	6,071	3,011	326	12,876
Total Revenue	8,786	5,511	7,053	6,126	(290)	27,186
Provision for (recovery of) credit losses on impaired loans	493	22	4	11	(5)	525
(Recovery of) credit losses on performing loans	(116)	(166)	(16)	(205)	(2)	(505)
Total provision for (recovery of) credit losses	377	(144)	(12)	(194)	(7)	20
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,399	–	–	1,399
Depreciation and amortization	486	475	323	281	–	1,565
Non-interest expense	3,482	2,338	3,520	3,181	1,423	13,944
Income (loss) before taxes	4,441	2,842	1,823	2,858	(1,706)	10,258
Provision for (recovery of) income taxes	1,153	666	441	738	(494)	2,504
Reported net income (loss)	3,288	2,176	1,382	2,120	(1,212)	7,754
Average assets (3)	263,004	129,009	48,232	372,475	168,420	981,140

(1)	Corporate Services includes Technology and Operations.
(2)	Operating groups report on a taxable equivalent basis – see Basis of Presentation section.
(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, reverse repos, loans and securities. Total average earning assets for 2022 are $979,341 million, including $278,022 million for Canadian P&C, $138,094 million for U.S. P&C, and $563,225 million for all other operating segments including Corporate
Services
(2021 – Total: $897,302 million, Canadian P&C: $248,215 million, U.S. P&C: $122,166 million and all other operating segments: $526,921 million).

Summary of Bank's Financial Results by Geographic Region
Our results and average assets, grouped by geographic region, are as follows:

(Canadian $ in millions)				2022
	Canada	United States	Other countries	Total
Total Revenue	15,977	16,980	753	33,710
Income before taxes	7,335	10,526	25	17,886
Reported net income	5,557	7,894	86	13,537
Average Assets	600,607	416,885	55,005	1,072,497

				2021
Total Revenue	15,983	9,242	1,961	27,186
Income (loss) before taxes	6,242	4,224	(208)	10,258
Reported net income (loss)	4,809	3,254	(309)	7,754
Average Assets	544,652	376,102	60,386	981,140